Property, Plant and Equipment - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Impairments	[1]	$ 515,458	$ 5,125	$ 49,920
Unguaranteed residual value				4,600
Property, plant and equipment	[2]	6,556,778	6,248,577
Delaware Basin Midstream Complex [Member]
Property, Plant and Equipment [Line Items]
Loss on property from damages		68,800
Red Desert Complex [Member]
Property, Plant and Equipment [Line Items]
Impairments		280,200
Red Desert Complex [Member] | Fair Value Measurements Nonrecurring [Member] | Level 3 Inputs [Member] | Income Approach Valuation Technique [Member]
Property, Plant and Equipment [Line Items]
Estimated salvage value		6,300
Hilight System [Member]
Property, Plant and Equipment [Line Items]
Impairments		220,900
Hilight System [Member] | Fair Value Measurements Nonrecurring [Member] | Level 3 Inputs [Member] | Income Approach Valuation Technique [Member]
Property, Plant and Equipment [Line Items]
Estimated fair value		28,800
Other [Member]
Property, Plant and Equipment [Line Items]
Impairments		14,400
Property, plant and equipment		$ 25,853	22,395
Equipment [Member] | Fair Value Measurements Nonrecurring [Member] | Level 3 Inputs [Member] | Income Approach Valuation Technique [Member]
Property, Plant and Equipment [Line Items]
Estimated salvage value			2,400
Springfield Oil And Gas Gathering System [Member]
Property, Plant and Equipment [Line Items]
Impairments				48,700
Springfield Oil And Gas Gathering System [Member] | Fair Value Measurements Nonrecurring [Member] | Level 3 Inputs [Member] | Income Approach Valuation Technique [Member]
Property, Plant and Equipment [Line Items]
Estimated fair value				$ 14,400
Natural Gas Processing Plant [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment			$ 4,600

[1]	Financial information for the year ended December 31, 2015, has been recast to include the financial position and results attributable to the Springfield system, and the financial information for the years ended December 31, 2014 and 2013, has been recast to include the financial position and results attributable to the Springfield and DBJV systems. See Note 1 and Note 2.
[2]	Financial information as of December 31, 2015, has been recast to include the financial position and results attributable to the Springfield system, and the financial information as of December 31, 2014, has been recast to include the financial position and results attributable to the Springfield and DBJV systems. See Note 1 and Note 2.